COMMITMENTS AND CONTINGENCIES (Details)		3 Months Ended	12 Months Ended
	Dec. 04, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item $ / shares shares	Mar. 02, 2023 USD ($)	Dec. 31, 2021 USD ($)
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item		3	3
Warrants exercisable term from the completion of business combination		30 days	30 days
Underwriters additional shares to purchase | shares	3,300,000		3,300,000
Offering price per unit | $ / shares	$ 10.00		$ 10.00
Aggregate purchase price | $	$ 33,000,000		$ 33,000,000
Underwriting cash discount per unit | $ / shares			$ 0.20
Underwriter cash discount | $			$ 5,060,000
Deferred fee per unit | $ / shares			$ 0.35
Deferred underwriting commissions | $		$ 8,855,000	$ 8,855,000	$ 8,855,000	$ 8,855,000